Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2025 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE DISCLOSURE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (“CAP”) and certain financial performance of the Company. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, see Compensation Discussion and Analysis.
PAY VERSUS PERFORMANCE TABLE
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(3)	Average Summary Compensation Table Total for Non-CEO NEOs(2)	Average Compensation Actually Paid to Non-CEO NEOs(3)	Value of Initial Fixed $100 Investment Based On:(4)		Net Income ($ in millions)(6)	Plan Adjusted EBITDA ($ in millions)(7)
					Total Shareholder Return	Peer Group Total Shareholder Return(5)
2025	$3,860,972	$61,843,777	$4,615,351	$14,336,193	$102.44	$101.10	$1,157,000	$3,559,000
(1)
The amounts reported in this column reflects the total compensation reported in the Summary Compensation Table for Mr. Boyle, our CEO.

(2)
The amounts reported in this column reflect the average of the total compensation reported in the Summary Compensation Table for the following NEOs (the “Non-CEO NEOs”): Mr. Drazin, Mr. Pigott, Mr. Miller and Mr. Golwas.

(3)
The amounts reported in these columns represent the CAP to the CEO and the average CAP to the Non-CEO NEOs for the corresponding fiscal year. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the NEOs during the applicable year but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. Valuation assumptions and methodology used to calculate fair values did not materially differ from those used to calculate the grant date fair value as reflected in the Summary Compensation Table.

Year	2025	2025
CAP Reconciliation	CEO	Average of Non-CEO NEOs
SCT Total Compensation ($)	3,860,972	4,615,351
Less: value of Stock Awards reported in SCT ($)	(1,177,665)	(717,640)
Plus: Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding ($)	1,333,038	812,322
Plus: Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years ($)	56,109,431	10,348,578
Plus: Fair Value for Awards Granted and Vested in the Covered Year ($)	—	—
Plus: Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year ($)	1,718,001	1,926,796
Less: Fair Value of Stock Awards Forfeited during the Covered Year ($)	—	(2,649,214)
Compensation Actually Paid ($)	61,843,777	14,336,193
(4)
Total shareholder return is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the company’s share price at the end of each fiscal year shown and the beginning of the measurement period, and the beginning of the measurement period by (b) the company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 17, 2025, the date of the IPO.

(5)
The peer group used for this purpose is S&P 500 Health Care Index.

(6)
The amounts reported in this column represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(7)
Plan Adjusted EBITDA is a non-GAAP financial measure. Plan Adjusted EBITDA is calculated as set forth in Compensation Discussion and Analysis — 2025 Compensation Framework — Process for Determining 2025 Compensation — Non-GAAP Financial Measures for 2025 Compensation.

Company Selected Measure Name	Plan Adjusted EBITDA
Named Executive Officers, Footnote
(1)
The amounts reported in this column reflects the total compensation reported in the Summary Compensation Table for Mr. Boyle, our CEO.

(2)
The amounts reported in this column reflect the average of the total compensation reported in the Summary Compensation Table for the following NEOs (the “Non-CEO NEOs”): Mr. Drazin, Mr. Pigott, Mr. Miller and Mr. Golwas.

Peer Group Issuers, Footnote	(5) The peer group used for this purpose is S&P 500 Health Care Index.
PEO Total Compensation Amount	$ 3,860,972
PEO Actually Paid Compensation Amount	$ 61,843,777
Adjustment To PEO Compensation, Footnote
(3)
The amounts reported in these columns represent the CAP to the CEO and the average CAP to the Non-CEO NEOs for the corresponding fiscal year. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the NEOs during the applicable year but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. Valuation assumptions and methodology used to calculate fair values did not materially differ from those used to calculate the grant date fair value as reflected in the Summary Compensation Table.

Year	2025	2025
CAP Reconciliation	CEO	Average of Non-CEO NEOs
SCT Total Compensation ($)	3,860,972	4,615,351
Less: value of Stock Awards reported in SCT ($)	(1,177,665)	(717,640)
Plus: Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding ($)	1,333,038	812,322
Plus: Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years ($)	56,109,431	10,348,578
Plus: Fair Value for Awards Granted and Vested in the Covered Year ($)	—	—
Plus: Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year ($)	1,718,001	1,926,796
Less: Fair Value of Stock Awards Forfeited during the Covered Year ($)	—	(2,649,214)
Compensation Actually Paid ($)	61,843,777	14,336,193

Non-PEO NEO Average Total Compensation Amount	$ 4,615,351
Non-PEO NEO Average Compensation Actually Paid Amount	$ 14,336,193
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The amounts reported in these columns represent the CAP to the CEO and the average CAP to the Non-CEO NEOs for the corresponding fiscal year. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the NEOs during the applicable year but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. Valuation assumptions and methodology used to calculate fair values did not materially differ from those used to calculate the grant date fair value as reflected in the Summary Compensation Table.

Year	2025	2025
CAP Reconciliation	CEO	Average of Non-CEO NEOs
SCT Total Compensation ($)	3,860,972	4,615,351
Less: value of Stock Awards reported in SCT ($)	(1,177,665)	(717,640)
Plus: Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding ($)	1,333,038	812,322
Plus: Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years ($)	56,109,431	10,348,578
Plus: Fair Value for Awards Granted and Vested in the Covered Year ($)	—	—
Plus: Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year ($)	1,718,001	1,926,796
Less: Fair Value of Stock Awards Forfeited during the Covered Year ($)	—	(2,649,214)
Compensation Actually Paid ($)	61,843,777	14,336,193

Compensation Actually Paid vs. Total Shareholder Return	CAP Versus Company Cumulative TSR and Peer Group TSR
Compensation Actually Paid vs. Net Income	CAP Versus Net Income
Compensation Actually Paid vs. Company Selected Measure	CAP Versus Plan Adjusted EBITDA
Total Shareholder Return Vs Peer Group	CAP Versus Company Cumulative TSR and Peer Group TSR
Tabular List, Table
LIST OF FINANCIAL PERFORMANCE MEASURES
The following represent the most important metrics we used to determine CAP for 2025, as further detailed in the Compensation Discussion and Analysis of this Proxy Statement:
•
Plan Adjusted EBITDA

•
Net Sales

•
Adjusted Gross Margin less Expense Year over Year Growth (Commercial)

Total Shareholder Return Amount	$ 102.44
Peer Group Total Shareholder Return Amount	101.1
Net Income (Loss)	$ 1,157,000,000,000
Company Selected Measure Amount	3,559,000,000,000
PEO Name	Mr. Boyle
Measure:: 1
Pay vs Performance Disclosure
Name	Plan Adjusted EBITDA
Non-GAAP Measure Description
(7)
Plan Adjusted EBITDA is a non-GAAP financial measure. Plan Adjusted EBITDA is calculated as set forth in Compensation Discussion and Analysis — 2025 Compensation Framework — Process for Determining 2025 Compensation — Non-GAAP Financial Measures for 2025 Compensation.

Measure:: 2
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Gross Margin less Expense Year over Year Growth (Commercial)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,177,665)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,333,038
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	56,109,431
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,718,001
PEO | Equity Awards Adjustments Change In Fair Value Of Awards Granted In Prior Years Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(717,640)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	812,322
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,348,578
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,926,796
Non-PEO NEO | Equity Awards Adjustments Change In Fair Value Of Awards Granted In Prior Years Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,649,214)